Restatement of Financial Statements (Details 1) - USD ($)		9 Months Ended	12 Months Ended
		Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses
INCOME TAX BENEFIT (EXPENSE)			$ 698,303	$ (698,303)
As Filed [Member]
Gross profit		$ 6,071,983
Operating Expenses
General and administrative	[1]	1,741,050
Other operating expenses	[2]
Total Operating Expenses		7,789,221
LOSS FROM OPERATIONS		(1,717,238)
Total Other Income (Expense)		(1,049,215)
NET LOSS BEFORE INCOME TAXES		(2,766,453)
INCOME TAX BENEFIT (EXPENSE)		698,303
NET LOSS	[1]	$ (2,068,150)
LOSS PER COMMON SHARE – BASIC AND DILUTED		$ (0.41)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED		5,000,000
Adjustments [Member]
Gross profit
Operating Expenses
General and administrative		2,808,000
Other operating expenses		179,521
Total Operating Expenses		2,987,521
LOSS FROM OPERATIONS		(2,987,521)
Total Other Income (Expense)		(102,200)
NET LOSS BEFORE INCOME TAXES		(3,089,721)
INCOME TAX BENEFIT (EXPENSE)
NET LOSS		(2,910,200)
As Restated [Member]
Gross profit		6,071,983
Operating Expenses
General and administrative		4,728,571
Total Operating Expenses		10,776,742
LOSS FROM OPERATIONS		(4,704,759)
Total Other Income (Expense)		(1,151,415)
NET LOSS BEFORE INCOME TAXES		(5,856,174)
INCOME TAX BENEFIT (EXPENSE)		698,303
NET LOSS		$ (5,157,871)
LOSS PER COMMON SHARE – BASIC AND DILUTED		$ (1.03)
WEIGHTED-AVERAGE NUMBER OF COMMON SHARES OUTSTANDING – BASIC AND DILUTED		5,000,000

[1]	The Company determined that it should accrue a liability for potential 2019 sales taxes that might be payable to the states in which it operates as a result of the Wayfair decision (See Note 2 - Sales Tax Liability). Accordingly, the Company accrued a liability of $2,910,200, representing a potential liability for sales taxes and penalties of $2,808,000 and interest expense of $102,200.
[2]	The Company adjusted the fair value of ownership interests in Holdco that were transferred to seller and the value of liabilities assumed in the April 5, 2019 acquisition (see Note 10) resulting in a $372,063 reduction in Goodwill; a $192,542 reduction in Additional Paid in Capital, and $179,521 reduction in liabilities assumed, which was recognized as a general and administrative expense.